Marketable Securities and Other Investments (Fair Value of and Gross Unrealized Holding Losses on Available-for-Sale Securities and Cost Method Investments Included in Other Investments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 2,656	¥ 3,094
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	351	234
Available-for-Sale Securities, Fair Value 12 Months or Longer	2,680
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer	501
Available-for-Sale Securities, Total	5,336	3,094
Available-for-Sale Securities, Gross Unrealized Losses, Total	852	234
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months	16
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months	37
Cost method Investments Fair Value 12 months or longer	57	192
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer	1,154	1,935
Cost method Investments, Total	73	192
Cost method Investments Gross Unrealized Loss, Total	¥ 1,191	¥ 1,935